GOODWILL AND OTHER INTANGIBLE ASSETS - Estimated Amortization Expense for Intangibles (Details) - USD ($) $ in Thousands	Dec. 28, 2019	Dec. 29, 2018
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity
2020	$ 6,095
2021	5,572
2022	5,243
2023	4,497
2024	3,772
Thereafter	23,134
Net Value	$ 48,313	$ 41,486